Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Quaker Investment Trust
Entity Central Index Key	0000870355
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000244087
Shareholder Report [Line Items]
Fund Name	CCM Affordable Housing MBS ETF
Class Name	CCM Affordable Housing MBS ETF
Trading Symbol	OWNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about CCM Affordable Housing MBS ETF (the "Fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmowns/. You can also request this information by contacting us at 888-272-0007.

Additional Information Phone Number	888-272-0007
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Affordable Housing MBS ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended June 30, 2026, the CCM Affordable Housing ETF (OWNS or "ETF") returned 5.15% on a NAV basis. The ETF’s benchmark, the Bloomberg U.S. Mortgage Backed Securities Index (USD) returned 5.21%.

Real gross domestic product growth in the U.S. during the ETF’s fiscal year ended June 30, 2026, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates were higher across the yield curve with the exception of less than 1 year. The ETF had an underweight to 15-year mortgage-backed securities during the fiscal year, leading to an overall duration that was longer than its benchmark. The ETF’s yield curve positioning contributed positively to performance during the fiscal year.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions with the goal of outperforming the Fund’s benchmark. The ETF was overweight higher coupons and underweight lower coupons, leading to a higher income return in the portfolio. Despite the higher income, the underweight to lower coupons did detract from performance during the fiscal year as these coupons outperformed the higher coupons. Security selection contributed to performance during the fiscal year, particularly among the custom created specified pools in higher coupons.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	CCM Affordable Housing MBS ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Mortgage Backed Securities Index (USD)
Jul/21	$10,000	$10,000	$10,000
Jun/22	$9,078	$8,898	$9,057
Jun/23	$8,953	$8,815	$8,919
Jun/24	$9,098	$9,047	$9,108
Jun/25	$9,638	$9,597	$9,701
Jun/26	$10,134	$9,960	$10,207

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
CCM Affordable Housing MBS ETF	5.15%	0.27%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	3.79%	-0.08%
Bloomberg U.S. Mortgage Backed Securities Index (USD)	5.21%	0.42%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 105,267,359
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$105,267,359	253	$-	25%

Holdings [Text Block]

Asset Type WeightingsFootnote Reference*

Table Summary
Value	Value
GNMA	0.9%
Short-Term Investment	4.7%
FHLMC	32.0%
FNMA	63.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC	3.000%	08/01/52	4.4%
FNMA	2.000%	09/01/51	3.2%
FNMA	4.500%	09/01/53	2.5%
FNMA	5.000%	12/01/53	2.0%
FNMA	2.500%	08/01/51	2.0%
FNMA	4.000%	09/01/53	1.7%
FNMA	3.500%	05/01/52	1.7%
FHLMC	2.000%	01/01/52	1.6%
FHLMC	2.000%	09/01/51	1.6%
FNMA	2.500%	12/01/51	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Updated Prospectus Phone Number	888-272-0007
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmowns/